Average Annual Total Returns{- Insurance Portfolio} - 02.28 Select Portfolios: Group 4 Financials Sector Combo PRO-19 - Insurance Portfolio	Insurance Portfolio-Default Return Before Taxes Past 1 year	Insurance Portfolio-Default Return Before Taxes Past 5 years	Insurance Portfolio-Default Return Before Taxes Past 10 years	Insurance Portfolio-Default After Taxes on Distributions Past 1 year	Insurance Portfolio-Default After Taxes on Distributions Past 5 years	Insurance Portfolio-Default After Taxes on Distributions Past 10 years	Insurance Portfolio-Default After Taxes on Distributions and Sales Past 1 year	Insurance Portfolio-Default After Taxes on Distributions and Sales Past 5 years	Insurance Portfolio-Default After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1516 Past 1 year	F1516 Past 5 years	F1516 Past 10 years
Total	(0.22%)	9.44%	11.29%	(2.49%)	6.49%	9.08%	1.05%	7.09%	8.87%	18.40%	15.22%	13.88%	(1.80%)	9.36%	11.14%